Related Party Balances and Transactions - Schedule of Related Party Revenue and Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Apex Clearing [Member]
Revenue earned from related parties
Total related party revenue	[1]		$ 34,538,949	$ 151,034,036
Expenses incurred from related parties
Total related party expenses	[1]		14,285,014	40,110,407
Apex Crypto [Member]
Revenue earned from related parties
Total related party revenue	[2]			2,159,091
Expenses incurred from related parties
Total related party expenses	[2]			111,963
Related Party [Member]
Revenue earned from related parties
Total related party revenue			34,538,949	153,193,127
Expenses incurred from related parties
Total related party expenses			$ 14,285,014	$ 40,222,370

[1]	We receive revenue from Apex Clearing that primarily represents interest and fully paid stock lending income derived from cash balances and positions on accounts we have introduced to Apex Clearing. Expenses primarily represent clearing costs. The revenue and expenses in the above table are through May 9, 2024, the date Apex Clearing was no longer determined to be a related party.
[2]	Represents the revenue and expenses of Webull Pay LLC prior to its spin-off and while Apex Crypto was considered a related party. Webull Pay LLC had a Software and Services Agreement with Apex Crypto whereby we earned revenue determined by a volume-based tiered pricing model based upon the notional value of the trading activity of our platform users that entered into digital-asset trading transactions with Apex Crypto. Expenses from Apex Crypto represent advertising and marketing expenses related to the Software and Services Agreement. We have classified the revenue and expenses within discontinued operations within our consolidated statements of operations and comprehensive (loss) income.